Derivative and Hedging Activities - Schedule of Credit Derivative (Details) - Not Designated as Hedging Instrument $ in Thousands	Jun. 30, 2016 USD ($) derivative	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($) derivative
Foreign currency swaps
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative		69	111
Notional Amount | $		$ 195,457	$ 26,363
Swap
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	66	69
Notional Amount | $	$ 254,376	$ 195,457
GBP-USD | Forward | Foreign currency swaps
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative		40	80
Notional Amount | $		$ 6,628	$ 13,664
GBP-USD | Swap | Foreign currency swaps
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	7	9	0
Notional Amount | $	$ 66,978	$ 82,843	$ 0
GBP-USD | Swap | Foreign currency forwards, net
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	33	40
Notional Amount | $	$ 20,610	$ 6,628
EUR-USD | Forward | Foreign currency swaps
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative		15	31
Notional Amount | $		$ 6,139	$ 12,699
EUR-USD | Swap | Foreign currency swaps
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	5	5	0
Notional Amount | $	$ 101,660	$ 99,847	$ 0
EUR-USD | Swap | Interest rate swaps, net
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	2	0
Notional Amount | $	$ 35,269	$ 0
EUR-USD | Swap | Foreign currency forwards, net
Schedule of Foreign Currency Swaps [Line Items]
Number of instruments (derivative) | derivative	19	15
Notional Amount | $	$ 29,859	$ 6,139